Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

Greenfire Resources Ltd. (the “Company” or “Greenfire”) was incorporated under the laws of Alberta on December 9, 2022. On September 20, 2023, the Company participated in a De-Spac transaction involving a number of entities, including Greenfire Resources Inc. (“GRI”) and M3-Brigade Acquisition III Corp (“MBSC”) (the “De-Spac Transaction”). Refer to Note 5 De-Spac Transaction for additional information. These audited consolidated financial statements are comprised of the accounts of Greenfire and its wholly owned subsidiaries, GRI and MBSC. The prior period amounts presented are those of GRI, which continued as the operating entity, concurrent with recapitalization. As of January 1, 2024, GRI was amalgamated with Greenfire Resources Operation Corporation (“GROC”).

The Company and its subsidiaries are engaged in the exploration, development and operation of oil and gas properties, focused primarily in the Athabasca oil sands region of Alberta. The Company’s corporate head office is located at 1900, 205 5th Avenue SW, Calgary, AB T2P 2V7.